Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Taxes
Schedule of calculation of tax rates

Income tax	15.00%
Additional income tax	10.00%
Social contribution on net income	20.00%

Schedule of breakdown of income tax and social contribution expense

Due on operations for the period	01/01 to 12/31/2023	01/01 to 12/31/2022	01/01 to 12/31/2021
Income / (loss) before income tax and social contribution	39,700	36,694	42,231
Charges (income tax and social contribution) at the rates in effect (1)	(17,865)	(16,665)	(19,989)
Increase / decrease in income tax and social contribution charges arising from:
Share of profit or (loss) of associates and joint ventures	1,168	954	821
Foreign exchange variation on investments abroad	2	(52)	437
Interest on capital	5,419	4,449	2,889
Other nondeductible expenses net of non taxable income (2)	2,591	4,719	9,181
Income tax and social contribution expenses	(8,685)	(6,595)	(6,661)
Related to temporary differences
Increase / (reversal) for the period	2,862	143	(7,186)
(Expenses) / Income from deferred taxes	2,862	143	(7,186)
Total income tax and social contribution expenses	(5,823)	(6,452)	(13,847)
1)	In 2022, it considers the current IRPJ and CSLL rate equal to 45% in the period from January to July and it is equal to 46% in the period from August to December. In 2021, the rate considered was equal to 45% in the first semester and it was equal to 50% in the second semester.
2)	Includes temporary (additions) and exclusions.

Schedule of deferred tax asset balance and respective changes

01/01/2023	12/31/2022	Realization / Reversal	Increase	12/31/2023
Reflected in income	55,806	(19,135)	22,043	58,714
Provision for expected loss	34,160	(9,142)	12,640	37,658
Related to tax losses and social contribution loss carryforwards	2,496	(547)	376	2,325
Provision for profit sharing	2,635	(2,635)	2,794	2,794
Provision for devaluation of securities with permanent impairment	812	(812)	1,006	1,006
Provisions	5,734	(2,224)	2,359	5,869
Civil lawsuits	1,230	(781)	778	1,227
Labor claims	3,010	(1,328)	1,185	2,867
Tax and social security obligations	1,494	(115)	396	1,775
Legal obligations	464	(207)	22	279
Adjustments of operations carried out on the futures settlement market	171	(171)	-	-
Adjustment to fair value of financial assets - At fair value through profit or loss	804	(804)	755	755
Provision relating to health insurance operations	400	(5)	-	395
Other	8,130	(2,588)	2,091	7,633
Reflected in stockholders’ equity	3,453	(1,196)	697	2,954
Adjustment to fair value of financial assets - At fair value through other comprehensive income	2,546	(962)	438	2,022
Cash flow hedge	342	(234)	-	108
Other	565	-	259	824
Total	59,259	(20,331)	22,740	61,668

01/01/2022	12/31/2021	Realization / Reversal	Increase	12/31/2022
Reflected in income	53,135	(19,244)	21,915	55,806
Provision for expected loss	28,428	(7,622)	13,354	34,160
Related to tax losses and social contribution loss carryforwards	3,751	(1,518)	263	2,496
Provision for profit sharing	2,265	(2,265)	2,635	2,635
Provision for devaluation of securities with permanent impairment	998	(595)	409	812
Provisions	5,848	(1,699)	1,585	5,734
Civil lawsuits	1,257	(400)	373	1,230
Labor claims	3,175	(1,204)	1,039	3,010
Tax and social security obligations	1,416	(95)	173	1,494
Legal obligations	822	(379)	21	464
Adjustments of operations carried out on the futures settlement market	-	-	171	171
Adjustment to fair value of financial assets - At fair value through profit or loss	2,726	(2,726)	804	804
Provision relating to health insurance operations	437	(59)	22	400
Other	7,860	(2,381)	2,651	8,130
Reflected in stockholders’ equity	2,447	(1,249)	2,255	3,453
Adjustment to fair value of financial assets - At fair value through other comprehensive income	1,445	(1,127)	2,228	2,546
Cash flow hedge	461	(122)	3	342
Other	541	-	24	565
Total	55,582	(20,493)	24,170	59,259

Deferred income tax and social contribution assets and liabilities are recorded in the balance sheet offset by a taxable entity and amounting to R$ 53,691 (R$ 51,634 at 12/31/2022) and R$ 560 (R$ 345 at 12/31/2022), respectively.

II - The deferred tax liabilities balance and its changes are represented by:

01/01/2023	12/31/2022	Realization / reversal	Increase	12/31/2023
Reflected in income	7,111	(2,300)	2,337	7,148
Depreciation in excess finance lease	141	(11)	-	130
Adjustment of deposits in guarantee and provisions	1,439	(92)	225	1,572
Post-employment benefits	17	(17)	15	15
Adjustments of operations carried out on the futures settlement market	42	(42)	416	416
Adjustment to fair value of financial assets - At fair value through profit or loss	1,554	(1,554)	1,450	1,450
Taxation of results abroad – capital gains	734	(10)	16	740
Other	3,184	(574)	215	2,825
Reflected in stockholders’ equity	859	(331)	861	1,389
Adjustment to fair value of financial assets - At fair value through other comprehensive income	854	(331)	858	1,381
Post-employment benefits	5	-	3	8
Total	7,970	(2,631)	3,198	8,537
01/01/2022
	12/31/2021	Realization / reversal	Increase	12/31/2022
Reflected in income	4,580	(592)	3,123	7,111
Depreciation in excess finance lease	137	-	4	141
Adjustment of deposits in guarantee and provisions	1,422	(156)	173	1,439
Post-employment benefits	6	(6)	17	17
Adjustments of operations carried out on the futures settlement market	237	(237)	42	42
Adjustment to fair value of financial assets - At fair value through profit or loss	71	(71)	1,554	1,554
Taxation of results abroad – capital gains	834	(104)	4	734
Other	1,873	(18)	1,329	3,184
Reflected in stockholders’ equity	189	(116)	786	859
Adjustment to fair value of financial assets - At fair value through other comprehensive income	182	(114)	786	854
Cash flow hedge	1	(1)	-	-
Post-employment benefits	6	(1)	-	5
Total	4,769	(708)	3,909	7,970

Schedule of realization and present value of tax credits and from provision for deferred income tax and social contribution

	Deferred tax assets						Deferred tax liabilities	%	Net deferred taxes	%
Year of realization	Temporary differences	%	Tax loss / social contribution loss carryforwards	%	Total	%
2024	18,044	30.4%	971	41.8%	19,015	30.8%	(611)	7.2%	18,404	34.6%
2025	8,653	14.6%	212	9.1%	8,865	14.4%	(245)	2.9%	8,620	16.2%
2026	9,083	15.3%	23	1.0%	9,106	14.8%	(161)	1.9%	8,945	16.8%
2027	9,215	15.5%	25	1.1%	9,240	15.0%	(178)	2.1%	9,062	17.1%
2028	4,075	6.9%	652	28.0%	4,727	7.7%	(321)	3.8%	4,406	8.3%
After 2028	10,273	17.3%	442	19.0%	10,715	17.3%	(7,021)	82.1%	3,694	7.0%
Total	59,343	100.0%	2,325	100.0%	61,668	100.0%	(8,537)	100.0%	53,131	100.0%
Present value (1)	51,683		2,044		53,727		(6,264)		47,463
1)	The average funding rate, net of tax effects, was used to determine the present value.

Schedule of tax liabilities

	Note	12/31/2023	12/31/2022
Taxes and contributions on income payable		3,970	2,950
Deferred tax liabilities	24b II	560	345
Other		4,672	3,478
Total		9,202	6,773
Current		7,915	5,964
Non-current		1,287	809